Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000005436 | Elevance Health
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005436 | QUALCOMM
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005436 | News
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005436 | Wells Fargo
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005436 | TotalEnergies
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005436 | Southern
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005436 | Chubb
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005436 | American International Group
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005436 | MetLife
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005436 | General Electric
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005436 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000005436 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000005436 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000005436 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000005436 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000005436 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000005436 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000005436 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005436 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005437 | Elevance Health
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005437 | QUALCOMM
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005437 | News
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005437 | Wells Fargo
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005437 | TotalEnergies
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005437 | Southern
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005437 | Chubb
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005437 | American International Group
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005437 | MetLife
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005437 | General Electric
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005437 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000005437 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000005437 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000005437 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000005437 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000005437 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000005437 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000005437 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005437 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005438 | Elevance Health
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005438 | QUALCOMM
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005438 | News
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005438 | Wells Fargo
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005438 | TotalEnergies
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005438 | Southern
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005438 | Chubb
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005438 | American International Group
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005438 | MetLife
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005438 | General Electric
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005438 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000005438 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000005438 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000005438 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000005438 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000005438 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000005438 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000005438 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005438 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000166330 | Elevance Health
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000166330 | QUALCOMM
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000166330 | News
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000166330 | Wells Fargo
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000166330 | TotalEnergies
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000166330 | Southern
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166330 | Chubb
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000166330 | American International Group
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000166330 | MetLife
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000166330 | General Electric
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000166330 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000166330 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000166330 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000166330 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000166330 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000166330 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000166330 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000166330 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000166330 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000225772 | Elevance Health
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225772 | QUALCOMM
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225772 | News
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225772 | Wells Fargo
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225772 | TotalEnergies
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225772 | Southern
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225772 | Chubb
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225772 | American International Group
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225772 | MetLife
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000225772 | General Electric
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000225772 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000225772 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000225772 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000225772 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000225772 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000225772 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000225772 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000225772 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000225772 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%